Equity (Schedule of Share Capital) (Details) - shares	Dec. 31, 2022		Dec. 20, 2022	Dec. 19, 2022	Nov. 28, 2022	Nov. 27, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Authorized number of shares	12,857,143	[1]	12,857,143	90,000,000	90,000,000	50,000,000	7,142,858
Issued and outstanding number of shares	7,240,020						3,896,117

[1]	Restated to reflect 1:7 reverse ratio of shares (See note 18b)